Certain Risks and Concentrations (Details) - Schedule of the following service vendor that individually comprised 10% or more of cost of revenue - Service vendor A [Member] - Revenue, Segment Benchmark [Member] - USD ($)
	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Certain Risks and Concentrations (Details) - Schedule of the following service vendor that individually comprised 10% or more of cost of revenue [Line Items]
Cost of revenue	$ 135,223	$ 400,105
Cost of revenue percentage	24.00%	31.00%